Subsequent events - Additional Information (Detail) - Common Stock [Member] - JPY (¥) ¥ in Billions		4 Months Ended
	Nov. 14, 2024	Aug. 31, 2025
Stock repurchase program period description	November 15, 2024 to February 28, 2025
Subsequent Event [Member]
Stock repurchase program period description		May 16, 2025, to August 31, 2025
The total payout ratio		50.00%
Percentage of stock repurchased of outstanding shares		1.60%
Total amount of shares to be repurchased		¥ 100
Number of shares to be repurchased		40,000,000